Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

November 18, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Franklin BSP Private Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of Franklin BSP Private Credit Fund (the “Fund”), a newly organized non-diversified, closed-end management investment company, is the Fund’s initial registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz